Business Concentrations (Details)	12 Months Ended
Dec. 31, 2013
Investment One [Member] | Operating Leases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	33.00%
Investment Two [Member] | Operating Leases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%
Investment Three [Member] | Equipment Notes Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	85.00%
Investment Four [Member] | Equipment Notes Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Investment Five [Member] | Investment In Sqn Echo Llc [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Investment Six [Member] | Investment In Sqn Echo Llc [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
Investment Seven [Member] | Investment In Sqn Echo Llc [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
Investment Eight [Member] | Investment In Sqn Echo Llc [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%
Investment A [Member] | Operating Leases [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	33.00%
Investment B [Member] | Operating Leases [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%
Investment C [Member] | Equipment Notes Receivable [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	85.00%
Investment D [Member] | Equipment Notes Receivable [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Investment E [Member] | Investment In Sqn Echo Llc [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Investment F [Member] | Investment In Sqn Echo Llc [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
Investment G [Member] | Investment In Sqn Echo Llc [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
Investment H [Member] | Investment In Sqn Echo Llc [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%